SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detailss)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C.
Utour Pte Ltd [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	Singapore	Singapore
WeTrade Information Technology Limited [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	Hong Kong	Hong Kong
Yueshang Group Network (Hunan) Co., Limited ("Yueshang Hunan") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited ("Yueshang Hainan") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C
Tibet XiaoShang Technology Co Limited (Tibet Xiaoshang) [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C